                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                     DATED MAY 1, 2003, AMENDED MAY 5, 2003

LIFESTYLE TRUSTS

The annual expenses of each Lifestyle Trust (as a percentage of Trust average net assets for the fiscal year ended December 31, 2002) as shown in the Trust Annual Expense Table are amended and restated as follows:


                               MANAGEMENT                                                                 TOTAL TRUST ANNUAL
    TRUST PORTFOLIO               FEES                     12B-1 FEES             OTHER EXPENSES               EXPENSES
---------------------          ----------     -------------------------------  --------------------     ---------------------
                                              SERIES      SERIES     SERIES     SERIES I &   SERIES     SERIES I &    SERIES
                                                 I          II         III       SERIES II     III       SERIES II     III
                                              ------      -------------------  --------------------     ---------------------
Lifestyle Aggressive 1000        0.063%         N/A        N/A       0.150%      1.170%(B)  1.568%(B)     1.233%      1.781%

Lifestyle Growth 820             0.053%         N/A        N/A       0.150%      1.112%(B)  1.500%(B)     1.165%      1.703%

Lifestyle Balanced 640           0.053%         N/A        N/A       0.150%      1.024%(B)  1.406%(B)     1.077%      1.609%

Lifestyle Moderate 460           0.058%         N/A        N/A       0.150%      0.949%(B)  1.328%(B)     1.007%      1.536%

Lifestyle Conservative 280       0.061%         N/A        N/A       0.150%      0.888%(B)  1.270%(B)     0.949%      1.481%

Footnote (B) to the Trust Annual Expense Table is amended and restated as follows:

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. This voluntary expense reimbursement may be terminated at any time. The expenses above do not reflect this expense reimbursement.

(Footnotes (C and (D) are deleted.)

         The last sentence of the sixth paragraph under "THE LIFESTYLE TRUSTS - Additional Information on Investment Strategies" is deleted and the following is substituted:

The proceeds from the sale of each class of shares of a Lifestyle Trust are invested in shares of the same class of shares of the Underlying Portfolios unless an Underlying Portfolio does not offer the same class of shares as the Lifestyle Trust in which case the Lifestyle Trust will invest in one of the other classes of shares offered by the Underlying Portfolio. All of the outstanding shares of all the classes of shares of a Lifestyle Trust, however, have the same proportional interest in all the classes of shares of the Underlying Portfolios held by the Lifestyle Trust (which means, for example, investors in Series I shares of a Lifestyle Trust have an interest not only in the Series I shares but also in the Series II and Series III shares of the Underlying Portfolios held by that Lifestyle Trust). Therefore, Series I shareholders may be able to realize lower aggregate expenses by investing directly in Series I shares of the Underlying Portfolios of a Lifestyle Trust instead of in the Lifestyle Trust itself. However, a shareholder who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation services provided by MFC.

         THE DISCLOSURE UNDER "EXPENSE REIMBURSEMENT - LIFESTYLE TRUSTS" IN "ADVISORY ARRANGEMENTS" AND IS AMENDED AND RESTATED AS FOLLOWS:

    Lifestyle Trusts. If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation, (f) Rule 12b-1 fees, (g) transfer agency fees, (h) blue sky fees and
(i) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

    These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense reimbursements may be terminated at any time.


         THE DISCLOSURE FOR THE ALL CAP VALUE TRUST UNDER "FEES AND EXPENSES FOR EACH PORTFOLIO" AND IS AMENDED AND RESTATED AS FOLLOWS:

TRUST ANNUAL EXPENSES (effective May 1, 2003)

(as a percentage of Trust average net assets for the fiscal year ended December 31, 2002)

TRUST          MANAGEMENT
PORTFOLIO      FEES                      12B-1 FEES                 OTHER EXPENSES        TOTAL TRUST ANNUAL EXPENSES
---------      ----------       ------------------------------   -------------------     ------------------------------
                                SERIES       SERIES     SERIES   SERIES I &   SERIES     SERIES       SERIES     SERIES
                                   I           II         III    SERIES II      III         I           II         III
                                ------       ------     ------   ----------   ------     ------       ------     ------
All Cap Value   0.750%          0.150%       0.350%     0.500%     0.200%     0.270%     1.100%       1.300%     1.520%



SUBADVISORY ARRANGEMENTS

The following portfolio manager changes have been made to the All Cap Core
Trust:

DEUTSCHE ASSET MANAGEMENT, INC. ("DEAM") - All Cap Core Trust

         Janet Campagna, Managing Director of DeAM and portfolio manager, and Robert Wang, Managing Director of DeAM and portfolio manager, have assumed portfolio management duties on the All Cap Core Trust from Joshua Feuerman, Michael Patchen and David Koziol. Ms. Campagna is the head of DeAM's Advance Research and Quantitative Strategies Group. Ms. Campagna joined DeAM in 1999 and currently overseas $250 billion in global asset allocation assets. Mr. Wang is Senior Portfolio Manager for the Multi-Asset Class Quantitative Strategies Group. Mr. Wang joined DeAM in 1995 and currently oversees over $2.4 billion in global quantitative equity assets.

The following portfolio manager changes have been made to the Mid Cap Core
Trust:

A I M CAPITAL MANAGEMENT, INC. - Mid Cap Core Trust

         David Pointer no longer serves as portfolio manager to the Mid Cap Core Trust. Ronald S. Sloan will continue to be the lead portfolio manager for this portfolio.

The following portfolio manager changes will be made to the All Cap Growth Trust effective September 30, 2003:

A I M CAPITAL MANAGEMENT, INC. - All Cap Growth Trust

         Effective September 30, 2003, Bryan A. Unterhalter will become a portfolio manager of the All Cap Growth Trust. Christian A. Costanzo, Robert J. Lloyd and Kenneth A. Zschappel will also continue to serve as portfolio managers of this fund.

         Mr. Unterhalter works primarily with the A I M Multi-Cap Growth Team and has been associated with A I M or one of its affiliates as an equity trader and then an analyst since 1997. Mr. Unterhalter began his investment career in 1995 as an equity trader with First Interstate Bank.

A I M CAPITAL MANAGEMENT, INC. - Aggressive Growth Trust

The following portfolio manager changes will be made to the Aggressive Growth Trust effective September 30, 2003:

The portfolio is managed by the following four portfolios managers:

Ryan E. Crane (since August, 1999). Mr. Crane is a portfolio manager with AIM. Mr. Crane joined AIM in 1994 as a portfolio administrator and in 1995 was promoted to equity analyst focusing on small capitalization companies. He became a senior analyst in 1997 and was promoted to his current position in 1999. He is a Chartered Financial Analyst.

Karl Farmer (since May, 2003). Mr. Farmer has been associated with AIM and/or its affiliates since 1998. Prior to 1998, Mr. Farmer was a pension actuary with William M. Mercer, Inc., focusing on retirement plans and other benefit programs.

Robert M. Kippes (since May, 1999). Mr. Kippes is vice president of AIM and senior portfolio manager for several of the AIM funds, including the AIM Aggressive Growth Fund and the AIM Constellation Fund. Mr. Kippes has been associated with AIM and/or its aCliates since 1989.

Jay K. Rushkin (since December, 2000). Mr. Rushin is portfolio manager for several of the AIM funds including the AIM Aggressive Growth Fund. He has been associated with AIM and/or its aCliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.



MIT.SUP 091003


                THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 10, 2003